Average Annual Total Returns - FidelityFreedomIndexFunds-InstPremiumPremierComboPRO - FidelityFreedomIndexFunds-InstPremiumPremierComboPRO - Fidelity Freedom Index 2020 Fund	May 30, 2024
Fidelity Freedom Index 2020 Fund - Institutional Premium Class | Return Before Taxes
Average Annual Return:
Past 1 year	12.72%
Past 5 years	6.51%
Since Inception	5.24%	[1]
Fidelity Freedom Index 2020 Fund - Institutional Premium Class | After Taxes on Distributions
Average Annual Return:
Past 1 year	11.77%
Past 5 years	4.93%
Since Inception	4.00%	[1]
Fidelity Freedom Index 2020 Fund - Institutional Premium Class | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	7.69%
Past 5 years	4.72%
Since Inception	3.80%	[1]
Fidelity Freedom Index 2020 Fund - Premier Class | Return Before Taxes
Average Annual Return:
Past 1 year	12.76%
Since Inception	4.52%	[2]
LB001
Average Annual Return:
Past 1 year	5.53%
Past 5 years	1.10%
Since Inception	1.46%
F1903
Average Annual Return:
Past 1 year	12.87%
Past 5 years	6.64%
Since Inception	5.35%

[1]	A From June 24, 2015 .
[2]	B From June 24, 2020 .